BANK INDEBTEDNESS (Details) CAD in Thousands, $ in Millions	Feb. 01, 2018 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Bank Indebtedness
Amount of credit facility			CAD 650,000	CAD 650,000
Outstanding borrowings			741,324	657,409
Credit Facility | SUBSEQUENT EVENT
Bank Indebtedness
Amount of credit facility	CAD 500,000
Percentage of minimum aggregate amount	66.66%
Additional aggregate principal amount	CAD 100,000
Granite LP | Credit Facility
Bank Indebtedness
Amount of credit facility			250,000
Outstanding borrowings		$ 26.0	32,600	0
Granite LP | Letters of credit
Bank Indebtedness
Outstanding borrowings			CAD 200	CAD 200